Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards in Relation to the Release of Material Nonpublic Information
The Company does not currently grant stock options or option-like equity awards to Employees or Directors; therefore, it does not currently have a formal practice or policy with respect to the grant of stock options or option-like awards. During 2024, the Company did not time the disclosure of material nonpublic information to affect the value of other types of executive compensation awards granted.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false